SUPPLEMENT TO THE FIDELITY SELECT PORTFOLIOS(registered trademark)
APRIL 29, 1997
STATEMENT OF ADDITIONAL INFORMATION
   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOR THE STOCK FUNDS (EXCEPT CYCLICAL INDUSTRIES AND NATURAL RESOURCES) FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 3.
   (v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2) for all stock funds). Each fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOR NATURAL RESOURCES AND CYCLICAL INDUSTRIES FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.
   (v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOR SELECT MONEY MARKET FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 5.
(i) The fund does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days. (This limit does not apply to investments of up to 25% of total assets in securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC).
   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 15.
EXPOSURE TO FOREIGN MARKETS (STOCK FUNDS). Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.
Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.
American Depositary Receipts (ADR's) as well as other "hybrid" forms of ADRs including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND UNDER THE HEADING "HISTORICAL FUND RESULTS" IN THE "PERFORMANCE" SECTION ON PAGE 31.
The Money Market fund's seven-day yield for the period ended February 28, 1997 was 4.75%.
SUPPLEMENT TO THE FIDELITY SELECT
PORTFOLIOS(registered trademark) APRIL 29, 1997 PROSPECTUS
The following information updates the similar information on the cover of the prospectus:
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
 FUND
 NUMBER
AMERICAN GOLD PORTFOLIO  041
BIOTECHNOLOGY PORTFOLIO  042
ENERGY SERVICE PORTFOLIO  043
HOME FINANCE PORTFOLIO  098
INSURANCE PORTFOLIO  045
RETAILING PORTFOLIO  046
The following information updates the similar information found in the section entitled "Expenses," beginning on page P-7.
ANNUAL FUND OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. A fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see page P-50).
The tables beginning on this page show figures that are based on estimated or historical expenses, adjusted to reflect current fees, and are calculated as a percentage of average net assets.
EXAMPLES: Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, the tables below show how much you would pay in total expenses if you close your account after the number of years indicated.
The examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.
      Operating expenses               Account    Account
                                       open       closed


AIR TRANSPORTATION                    Management fee                   0.60%         After 1 year     $ 47     $ 55

                                      12b-1 fee                       None           After 3 years    $ 83     $ 91

                                      Other expenses                   1.12%         After 5 years    $ 1.21   $ 129

                                      Total fund operating expenses    1.72%         After 10 years   $ 227    $ 235

AMERICAN GOLD                         Management fee                   0.60%         After 1 year     $ 44     $ 52

                                      12b-1 fee                       None           After 3 years    $ 73     $ 81

                                      Other expenses                   0.79%         After 5 years    $ 104    $ 112

                                      Total fund operating expenses    1.39%         After 10 years   $ 192    $ 200

AUTOMOTIVE                            Management fee                   0.60%         After 1 year     $ 45     $ 53

                                      12b-1 fee                       None           After 3 years    $ 76     $ 84

                                      Other expenses                   0.89%         After 5 years    $ 109    $ 117

                                      Total fund operating expenses    1.49%         After 10 years   $ 203    $ 211

BIOTECHNOLOGY                         Management fee                   0.60%         After 1 year     $ 44     $ 52

                                      12b-1 fee                       None           After 3 years    $ 74     $ 82

                                      Other expenses                   0.82%         After 5 years    $ 105    $ 113

                                      Total fund operating expenses    1.42%         After 10 years   $ 195    $ 203

BROKERAGE AND INVESTMENT MANAGEMENT   Management fee                   0.62%         After 1 year     $ 47     $ 55

                                      12b-1 fee                       None           After 3 years    $ 83     $ 91

                                      Other expenses                   1.13%         After 5 years    $ 122    $ 130

                                      Total fund operating expenses    1.75%         After 10 years   $ 230    $ 238


      Operating expenses               Account    Account
                                       open       closed


CHEMICALS                   Management fee                   0.60%         After 1 year     $ 45    $ 53

                            12b-1 fee                       None           After 3 years    $ 76    $ 84

                            Other expenses                   0.89%         After 5 years    $ 109   $ 117

                            Total fund operating expenses    1.49%         After 10 years   $ 203   $ 211

COMPUTERS                   Management fee                   0.61%         After 1 year     $ 43    $ 51

                            12b-1 fee                       None           After 3 years    $ 70    $ 78

                            Other expenses                   0.70%         After 5 years    $ 100   $ 108

                            Total fund operating expenses    1.31%         After 10 years   $ 183   $ 191

CONSTRUCTION AND HOUSING    Management fee                   0.60%         After 1 year     $ 49    $ 57

                            12b-1 fee                       None           After 3 years    $ 87    $ 95

                            Other expenses                   1.28%         After 5 years    $ 129   $ 137

                            Total fund operating expenses    1.88%         After 10 years   $ 243   $ 251

CONSUMER INDUSTRIES         Management fee                   0.60%         After 1 year     $ 49    $ 57

                            12b-1 fee                       None           After 3 years    $ 88    $ 96

                            Other expenses                   1.31%         After 5 years    $ 130   $ 138

                            Total fund operating expenses    1.91%         After 10 years   $ 247   $ 255

CYCLICAL INDUSTRIES*        Management fee                   --            After 1 year     $ 55    $ 63
                            (after reimbursement)

                            12b-1 fee                       None           After 3 years    $ 106   $ 114

                            Other expenses                   2.50%
                            (after reimbursement)

                            Total fund operating expenses    2.50%

DEFENSE AND AEROSPACE       Management fee                   0.61%         After 1 year     $ 46    $ 54

                            12b-1 fee                       None           After 3 years    $ 80    $ 88

                            Other expenses                   1.01%         After 5 years    $ 115   $ 123

                            Total fund operating expenses    1.62%         After 10 years   $ 216   $ 224

DEVELOPING COMMUNICATIONS   Management fee                   0.60%         After 1 year     $ 45    $ 53

                            12b-1 fee                       None           After 3 years    $ 76    $ 84

                            Other expenses                   0.89%         After 5 years    $ 109   $ 117

                            Total fund operating expenses    1.49%         After 10 years   $ 203   $ 211

ELECTRONICS                 Management fee                   0.61%         After 1 year     $ 41    $ 49

                            12b-1 fee                       None           After 3 years    $ 65    $ 73

                            Other expenses                   0.54%         After 5 years    $ 91    $ 99

                            Total fund operating expenses    1.15%         After 10 years   $ 166   $ 174


* FIGURES ARE BASED ON ESTIMATED EXPENSES.
      Operating expenses               Account    Account
                                       open       closed


ENERGY                   Management fee                   0.60%         After 1 year     $ 44    $ 52

                         12b-1 fee                       None           After 3 years    $ 73    $ 81

                         Other expenses                   0.81%         After 5 years    $ 105   $ 113

                         Total fund operating expenses    1.41%         After 10 years   $ 194   $ 202

ENERGY SERVICE           Management fee                   0.60%         After 1 year     $ 43    $ 51

                         12b-1 fee                       None           After 3 years    $ 69    $ 77

                         Other expenses                   0.67%         After 5 years    $ 98    $ 106

                         Total fund operating expenses    1.27%         After 10 years   $ 179   $ 187

ENVIRONMENTAL SERVICES   Management fee                   0.61%         After 1 year     $ 50    $ 58

                         12b-1 fee                       None           After 3 years    $ 92    $ 100

                         Other expenses                   1.43%         After 5 years    $ 137   $ 145

                         Total fund operating expenses    2.04%         After 10 years   $ 260   $ 268

FINANCIAL SERVICES       Management fee                   0.61%         After 1 year     $ 42    $ 50

                         12b-1 fee                       None           After 3 years    $ 69    $ 77

                         Other expenses                   0.65%         After 5 years    $ 97    $ 105

                         Total fund operating expenses    1.26%         After 10 years   $ 178   $ 186

FOOD AND AGRICULTURE     Management fee                   0.60%         After 1 year     $ 44    $ 52

                         12b-1 fee                       None           After 3 years    $ 73    $ 81

                         Other expenses                   0.79%         After 5 years    $ 104   $ 112

                         Total fund operating expenses    1.39%         After 10 years   $ 192   $ 200

HEALTH CARE              Management fee                   0.60%         After 1 year     $ 42    $ 50

                         12b-1 fee                       None           After 3 years    $ 66    $ 74

                         Other expenses                   0.58%         After 5 years    $ 93    $ 101

                         Total fund operating expenses    1.18%         After 10 years   $ 169   $ 177

HOME FINANCE             Management fee                   0.61%         After 1 year     $ 42    $ 50

                         12b-1 fee                       None           After 3 years    $ 68    $ 76

                         Other expenses                   0.62%         After 5 years    $ 96    $ 104

                         Total fund operating expenses    1.23%         After 10 years   $ 174   $ 182

INDUSTRIAL EQUIPMENT     Management fee                   0.61%         After 1 year     $ 44    $ 52

                         12b-1 fee                       None           After 3 years    $ 74    $ 82

                         Other expenses                   0.81%         After 5 years    $ 105   $ 113

                         Total fund operating expenses    1.42%         After 10 years   $ 195   $ 203

INDUSTRIAL MATERIALS     Management fee                   0.60%         After 1 year     $ 45    $ 53

                         12b-1 fee                       None           After 3 years    $ 76    $ 84

                         Other expenses                   0.89%         After 5 years    $ 109   $ 117

                         Total fund operating expenses   1.49%          After 10 years   $ 203   $ 211


      Operating expenses               Account    Account
                                       open       closed


INSURANCE                      Management fee                   0.61%         After 1 year     $ 44    $ 52

                               12b-1 fee                       None           After 3 years    $ 74    $ 82

                               Other expenses                   0.83%         After 5 years    $ 106   $ 114

                               Total fund operating expenses    1.44%         After 10 years   $ 197   $ 205

LEISURE                        Management fee                   0.60%         After 1 year     $ 44    $ 52

                               12b-1 fee                       None           After 3 years    $ 74    $ 82

                               Other expenses                   0.84%         After 5 years    $ 106   $ 114

                               Total fund operating expenses    1.44%         After 10 years   $ 197   $ 205

MEDICAL DELIVERY               Management fee                   0.60%         After 1 year     $ 44    $ 52

                               12b-1 fee                       None           After 3 years    $ 74    $ 82

                               Other expenses                   0.83%         After 5 years    $ 106   $ 114

                               Total fund operating expenses    1.43%         After 10 years   $ 196   $ 204

MULTIMEDIA                     Management fee                   0.60%         After 1 year     $ 46    $ 54

                               12b-1 fee                       None           After 3 years    $ 79    $ 87

                               Other expenses                   1.00%         After 5 years    $ 114   $ 122

                               Total fund operating expenses    1.60%         After 10 years   $ 214   $ 222

NATURAL GAS                    Management fee                   0.60%         After 1 year     $ 46    $ 54

                               12b-1 fee                       None           After 3 years    $ 80    $ 88

                               Other expenses                   1.03%         After 5 years    $ 116   $ 124

                               Total fund operating expenses    1.63%         After 10 years   $ 217   $ 225

NATURAL RESOURCES*             Management fee                   --            After 1 year     $ 55    $ 63
                               (after reimbursement)

                               12b-1 fee                       None           After 3 years    $ 106   $ 114

                               Other expenses                   2.50%
                               (after reimbursement)

                               Total fund operating expenses    2.50%

PAPER AND FOREST PRODUCTS      Management fee                   0.60%         After 1 year     $ 48    $ 56

                               12b-1 fee                       None           After 3 years    $ 85    $ 93

                               Other expenses                   1.21%         After 5 years    $ 125   $ 133

                               Total fund operating expenses    1.81%         After 10 years   $ 236   $ 244

PRECIOUS METALS AND MINERALS   Management fee                   0.60%         After 1 year     $ 46    $ 54

                               12b-1 fee                       None           After 3 years    $ 79    $ 87

                               Other expenses                   1.00%         After 5 years    $ 114   $ 122

                               Total fund operating expenses    1.60%         After 10 years   $ 214   $ 222


* FIGURES ARE BASED ON ESTIMATED EXPENSES.
      Operating expenses               Account    Account
                                       open       closed


   REGIONAL BANKS                Management fee                   0.61%         After 1 year     $ 43    $ 51

                                 12b-1 fee                       None           After 3 years    $ 70    $ 78

                                 Other expenses                   0.68%         After 5 years    $ 99    $ 107

                                 Total fund operating expenses    1.29%         After 10 years   $ 181   $ 189

RETAILING                        Management fee                   0.60%         After 1 year     $ 45    $ 53

                                 12b-1 fee                       None           After 3 years    $ 77    $ 85

                                 Other expenses                   0.94%         After 5 years    $ 111   $ 119

                                 Total fund operating expenses    1.54%         After 10 years   $ 208   $ 216

SOFTWARE AND COMPUTER SERVICES   Management fee                   0.60%         After 1 year     $ 44    $ 52

                                 12b-1 fee                       None           After 3 years    $ 73    $ 81

                                 Other expenses                   0.79%         After 5 years    $ 104   $ 112

                                 Total fund operating expenses    1.39%         After 10 years   $ 192   $ 200

TECHNOLOGY                       Management fee                   0.60%         After 1 year     $ 43    $ 51

                                 12b-1 fee                       None           After 3 years    $ 70    $ 78

                                 Other expenses                   0.71%         After 5 years    $ 100   $ 108

                                 Total fund operating expenses    1.31%         After 10 years   $ 183   $ 191

TELECOMMUNICATIONS               Management fee                   0.60%         After 1 year     $ 44    $ 52

                                 12b-1 fee                       None           After 3 years    $ 74    $ 82

                                 Other expenses                   0.84%         After 5 years    $ 106   $ 114

                                 Total fund operating expenses    1.44%         After 10 years   $ 197   $ 205

TRANSPORTATION                   Management fee                   0.60%         After 1 year     $ 50    $ 58

                                 12b-1 fee                       None           After 3 years    $ 91    $ 99

                                 Other expenses                   1.42%         After 5 years    $ 136   $ 144

                                 Total fund operating expenses    2.02%         After 10 years   $ 258   $ 266



UTILITIES GROWTH   Management fee                   0.60%         After 1 year     $ 43    $ 51


                   12b-1 fee                       None           After 3 years    $ 69    $ 77

                   Other expenses                   0.68%         After 5 years    $ 98    $ 106

                   Total fund operating expenses    1.28%         After 10 years   $ 180   $ 188



MONEY MARKET   Management fee                   0.20%         After 1 year     $ 36   $ 36

               12b-1 fee                       None           After 3 years    $ 47   $ 47

               Other expenses                   0.36%         After 5 years    $ 60   $ 60

               Total fund operating expenses    0.56%         After 10 years   $ 98   $ 98



A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the preceding tables would have been:
Air Transportation                     1.63%

American Gold                          1.37%

Automotive                             1.45%

Biotechnology                          1.41%

Brokerage and Investment Management    1.74%

Chemicals                              1.47%

Computers                              1.27%

Construction and Housing               1.82%

Consumer Industries                    1.86%

Defense and Aerospace                  1.59%

Developing Communications              1.47%

Electronics                            1.11%

Energy                                 1.39%

Energy Service                         1.25%

Environmental Services                 1.97%

Financial Services                     1.24%

Food and Agriculture                   1.37%

Health Care                            1.17%

Home Finance                           1.19%

Industrial Equipment                   1.35%

Industrial Materials                   1.46%

Insurance                              1.39%

Leisure                                1.42%

Medical Delivery                       1.39%

Multimedia                             1.56%

Natural Gas                            1.59%

Paper and Forest Products              1.78%

Precious Metals and Minerals           1.59%

Regional Banks                         1.28%

Retailing                              1.48%

Software and Computer Services         1.36%

Technology                             1.26%

Telecommunications                     1.40%

Transportation                         2.00%

Utilities Growth                       1.27%

Effective April 30, 1997, FMR has voluntarily agreed to reimburse each fund to the extent that total operating expenses exceed 2.50% of its average net assets. If these agreements were not in effect, the management fee, other expenses and total operating expenses of Cyclical Industries would be estimated to be 0.59%, 2.59%, and 3.18%, respectively; and the management fee, other expenses and total operating expenses of Natural Resources would be estimated to be 0.59%, 2.12%, and 2.71, respectively. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses.
The following information updates the similar information found in the section entitled "FMR and Its Affiliates," beginning on page P-36. Audra Barranco is manager of Chemicals, which she has managed since June 1997. Ms. Barranco joined Fidelity in 1996 as an analyst, after receiving her MBA from Columbia Business School. Previously, she worked as an investment commentary writer and internal wholesaler for Pioneer Funds Distributor from 1992 to 1995.
Steve Buller is manager of Environmental Services, which he has managed since December 1997. He is also an associate manager for another Fidelity fund. Mr. Buller joined Fidelity in 1992 as an analyst. From 1995 to 1997, he worked as a fixed-income analyst for Fidelity International, Limited, in London.
   James Catudal is manager of Industrial Materials and Energy Services, which he has managed since August 1997 and January 1998, respectively. Mr. Catudal joined Fidelity in 1997 as a research analyst. After receiving his MBA from the Amos Tuck School at Dartmouth College in 1995, he joined State Street Research & Management as an equity analyst. Previously, he worked for Textron, McCord Winn Division, from 1987 to 1993.
Douglas Chase is manager of Consumer Industries which he has managed since August 1997. He managed Industrial Materials from 1994 to 1997. Mr. Chase joined Fidelity as an equity analyst in 1993 after receiving his MBA from the University of Michigan. Previously, he was a consultant for Stanford Resources from 1988 to 1991.
   Jeff Dorsey is manager of Multimedia and Leisure, which he has managed since December 1997 and January 1998, respectively. Since joining Fidelity in 1991, Mr. Dorsey has worked as an analyst, senior analyst, corporate strategist and manager.
   Robert Ewing is manager of Financial Services, which he has managed since January 1998. He also manages another Fidelity fund. Since joining Fidelity in 1990, Mr. Ewing has worked as a research associate, analyst and manager.

Albert Grosman is manager of Automotive, which he has managed since December 1997. Mr. Grosman joined Fidelity in 1996 as an analyst working part-time. After receiving his MBA from Columbia University in 1997, he joined Fidelity full-time. From 1993 to 1995, Mr. Grosman was self-employed as an investment manager, managing investment portfolios on a discretionary basis in Toronto, Canada.
Jamie Harmon is manager of Biotechnology, which he has managed since June 1997. Since joining Fidelity in 1995, Mr. Harmon has worked as a research associate, analyst and manager. Previously, he was a junior analyst with Essex Investment Management Co., Inc. from 1994 to 1995. Mr. Harmon received a bachelor of arts degree in government from Harvard University in 1994.
Doug Lober is manager of Paper and Forest Products, which he has managed since October 1997. Mr. Lober joined Fidelity in 1997 as a senior equity analyst. Previously, he was an analyst and manager at Fidelity from 1986 until 1989. Mr. Lober received his doctorate in forestry and environmental studies from Yale University in 1993, and was an assistant professor at Duke University from 1993 to 1997. Yolanda McGettigan is manager of Construction and Housing, which she has managed since December 1997. Ms. McGettigan joined Fidelity as an analyst in 1997, after receiving her MBA from the Fuqua School of Business at Duke University. Previously, she was employed as a sales representative for Robinson-Humphrey from 1994 to 1995 and a trader for Cantor Fitzgerald from 1992 to 1994.
   John Porter is manager of Software and Computer Services and Medical Delivery, which he has managed since June 1997 and February 1998, respectively. Previously, he managed another Fidelity fund.
Mr. Porter joined Fidelity as an analyst in 1995, after receiving his MBA from the University of Chicago. Before that, he was a product engineer for Ford Motor Company from 1991 to 1993.
Lawrence Rakers is manager of Energy and Natural Resources which he has managed since January 1997 and March 1997, respectively. He also manages another Fidelity fund. Mr. Rakers joined Fidelity as an analyst in 1993. Previously, he was a project engineer for Loral Corporation from 1986 to 1993.
Peter Saperstone is manager of Air Transportation and Defense and Aerospace, both of which he has managed since July 1997. Mr. Saperstone joined Fidelity as an analyst in August 1995. Previously, he was an equity research analyst at Gabelli & Company, Inc. from 1993 to 1995, and a credit analyst at National Westminster Bank USA from 1991 to 1993.
   Christine Schaulat is manager of Regional Banks, which she has managed since January 1998. Ms. Schaulat joined Fidelity as a research analyst after receiving her MBA from Harvard University in 1997. Previously, she was an investment manager for Indosuez Asset Management Asia, Limited, in Hong Kong, from 1993 to 1995
Beso Sikharulidze is manager of Health Care, which he has managed since June 1997. He also manages another Fidelity fund. Mr. Sikharulidze joined Fidelity as an analyst in 1992, after receiving his MBA from Harvard University.
Nick Thakore is manager of Telecommunications and Utilities Growth, which he has managed since July 1996 and August 1997, respectively. Mr. Thakore joined Fidelity as an analyst in 1993, after earning his MBA from The Wharton School at the University of Pennsylvania. Previously, he was a real estate analyst for Prudential Properties Company from 1989 to 1991.
Victor Thay is manager of Natural Gas, which he has managed since December 1997. Mr. Thay joined Fidelity as a research associate in 1995, after receiving undergraduate degrees in political science and business administration from the University of California at Berkeley in 1995.
Simon Wolf is manager of Industrial Equipment which he has managed since August 1997. Mr. Wolf joined Fidelity in 1996 as a research associate. Previously, he worked for Salomon Brothers as an analyst and high yield research assistant analyst from 1993 to 1996. Mr. Wolf received a bachelor of science in economics degree from The Wharton School at the University of Pennsylvania in 1992.
The following information replaces the similar information found under the heading "Diversification" in the section entitled "Securities and Investment Practices," on page P-47.
The money market fund may not invest more than 5% of its total assets in any one issuer, except that it may invest up to 25% of its total assets in certain other money market funds and in the highest-quality securities of a single issuer for up to three business days. This limitation does not apply to U.S. Government securities.
The following information replaces in its entirety the similar information in the section entitled "Key Information," on page P-54. AUTOMATICALLY
NEW ACCOUNTS CANNOT BE OPENED WITH THESE SERVICES.
(small solid bullet) Use Fidelity Automatic Account Builder or Direct Deposit to automatically purchase more shares. Sign up for these services when opening your account, or call 1-800-544-6666 to add it. Direct Deposit is not available for retirement accounts.
The short-selling program discussion found on page P-59 of the prospectus incorrectly identifies Fidelity Brokerage Services, Inc. as FSBI instead of FBSI.